Cover	Jan. 25, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A amends the Current Report on Form 8-K filed on January 25, 2024 (the "Original 8-K"), to provide an updated version of the investor presentation furnished as Exhibit 99.1 thereto to update market size opportunity references and clarify the cost of an NDA filing for Apersure as set forth on slides 16, 17 and 28. The updated investor presentation is furnished as Exhibit 99.1 hereto and supersedes Exhibit 99.1 to the Original 8-K in its entirety. No other changes have been made to the Original 8-K or to Exhibit 99.1 furnished hereto.
Document Period End Date	Jan. 25, 2024
Entity File Number	001-38365
Entity Registrant Name	EYENOVIA, INC.
Entity Central Index Key	0001682639
Entity Tax Identification Number	47-1178401
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	295 Madison Avenue
Entity Address, Address Line Two	Suite 2400
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	833
Local Phone Number	393-6684
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	EYEN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false